UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

AlphaClone Alternative Alpha ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.4%
	Consumer Discretionary - 16.4%
41,044	Carrols Restaurant Group, Inc. (a)	$498,685
1,563	Charter Communications, Inc. - Class A (a)	525,105
14,153	Comcast Corporation - Class A	566,828
28,889	Fiat Chrysler Automobiles NV	515,380
12,843	JD.com, Inc. - ADR (a)	531,957
22,442	Liberty Media Corporation - Series C Liberty Braves (a)	498,661
11,377	Shutterfly, Inc. (a)	566,006
5,658	Time Warner, Inc.	517,537
		4,220,159
	Energy - 4.0%
8,031	Marathon Petroleum Corporation	529,885
36,096	Ring Energy, Inc. (a)	501,735
		1,031,620
	Financials - 13.4%
75,923	Banco Santander SA - ADR	496,537
8,750	Brighthouse Financial, Inc. (a)	513,100
22,700	eHealth, Inc. (a)	394,299
9,135	First American Financial Corporation	511,925
10,346	Lazard, Ltd. - Class A	543,165
9,718	MetLife, Inc.	491,342
3,336	Moody’s Corporation	492,427
		3,442,795
	Health Care - 19.2%
5,236	AbbVie, Inc.	506,373
27,524	AtriCure, Inc. (a)	502,038
5,731	BeiGene, Ltd. - ADR (a)	560,033
107,275	BioCryst Pharmaceuticals, Inc. (a)	526,720
19,623	BioTelemetry, Inc. (a)	586,728
44,843	Immunomedics, Inc. (a)	724,663
3,540	Jazz Pharmaceuticals plc (a)	476,661
6,731	Loxo Oncology, Inc. (a)	566,616
34,186	Sientra, Inc. (a)	480,655
		4,930,487
	Industrials - 14.9%
9,249	XPO Logistics, Inc. (a)	542,454
10,052	Delta Air Lines, Inc.	562,912
11,185	Kennametal, Inc.	541,466
20,580	Meritor, Inc. (a)	482,807
3,867	Norfolk Southern Corporation	560,328
10,104	SkyWest, Inc.	536,523
6,482	XPO Logistics, Inc. (a)	593,686
		3,820,176
	Information Technology - 23.3%
476	Alphabet, Inc. - Class C (a)	498,086
2,036	Baidu, Inc. - ADR (a)	476,852
13,570	Blackhawk Network Holdings, Inc. (a)	483,770
9,091	BroadSoft, Inc. (a)	499,096
17,057	Electronics For Imaging, Inc. (a)	503,693
3,812	IAC/InterActiveCorp (a)	466,131
5,950	Microsoft Corporation	508,963
1,522	NetEase, Inc. - ADR	525,197
16,577	NetScout Systems, Inc. (a)	504,770
4,352	NXP Semiconductors NV (a)	509,576
3,310	Palo Alto Networks, Inc. (a)	479,751
2,781	Stamps.com, Inc. (a)	522,828
		5,978,713
	Materials - 4.0%
13,266	BHP Billiton plc - ADR +	534,620
6,860	Trinseo SA	498,036
		1,032,656
	Telecommunication Services - 4.2%
14,348	AT&T, Inc.	557,850
13,825	Zayo Group Holdings, Inc. (a)	508,760
		1,066,610
	TOTAL COMMON STOCKS (Cost $25,112,204)	25,523,216

	SHORT-TERM INVESTMENTS - 0.5%
134,705	Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class, 1.18% *	134,705
	TOTAL SHORT-TERM INVESTMENTS (Cost $134,705)	134,705

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.1%
281,504	First American Government Obligations Fund, Class Z, 1.14% *^	281,504
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $281,504)	281,504
	Total Investments (Cost $25,528,413) - 101.0%	25,939,425
	Liabilities in Excess of Other Assets - (1.0)%	(245,109)
	TOTAL NET ASSETS - 100.0%	$25,694,316

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt
+	All or portion of this security is on loan as of December 31, 2017. Total value of the securities on loan is $278,070.
*	Rate shown is the annualized seven-day yield as of December 31, 2017.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $281,504 as of December 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2017 is as follows+:
Cost of investments	$25,528,413
Gross unrealized appreciation	768,630
Gross unrealized depreciation	(357,618)
Net unrealized appreciation	$411,012

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

AlphaClone International ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 97.4%
	Argentina - 5.6%
2,269	Grupo Financiero Galicia SA - ADR	$149,413
1,903	Pampa Energia SA - ADR (a)	128,034
		277,447
	Belgium - 2.4%
1,059	Anheuser-Busch InBev SA - ADR	118,142
	Brazil - 5.4%
12,306	Petroleo Brasileiro SA - ADR (a)	126,629
11,508	Vale SA - ADR	140,743
		267,372
	China - 22.9%
1,653	58.com, Inc. - ADR (a)	118,305
663	Alibaba Group Holding, Ltd. - ADR (a)	114,321
499	Baidu, Inc. - ADR (a)	116,871
2,631	Ctrip.com International, Ltd. - ADR (a)	116,027
3,222	JD.com, Inc. - ADR (a)	133,455
4,755	Melco Resorts & Entertainment, Ltd. - ADR	138,085
375	NetEase, Inc. - ADR	129,401
1,443	New Oriental Education & Technology Group, Inc. - ADR	135,642
4,522	TAL Education Group - ADR	134,349
		1,136,456
	Denmark - 2.6%
2,418	Novo Nordisk A/S - ADR	129,774
	France - 4.8%
2,731	Sanofi - ADR	117,433
2,234	TOTAL SA - ADR	123,496
		240,929
	India - 5.2%
1,274	HDFC Bank, Ltd. - ADR	129,528
8,019	Infosys, Ltd. - ADR	130,068
		259,596
	Ireland - 4.8%
1,023	Ryanair Holdings plc - ADR (a)	106,587
852	Shire plc - ADR	132,162
		238,749
	Israel - 3.2%
8,501	Teva Pharmaceutical Industries, Ltd. - ADR	161,094
	Mexico - 9.9%
15,909	Cemex SAB de CV - ADR (a)	119,317
1,364	Fomento Economico Mexicano SAB de CV - ADR	128,079
15,625	Grupo Financiero Santander Mexico SAB de CV - ADR	114,219
6,892	Grupo Televisa SAB - ADR	128,674
		490,289
	Netherlands - 5.0%
667	ASML Holding NV - ADR	115,938
2,014	Royal Dutch Shell plc - ADR	134,354
		250,292
	Spain - 2.6%
5,567	Grifols SA - ADR	127,596
	Switzerland - 2.5%
1,473	Novartis AG - ADR	123,673
	Taiwan - 2.4%
3,031	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	120,179
	United Kingdom - 18.1%
3,697	AstraZeneca plc - ADR	128,286
3,152	BP plc - ADR	132,479
892	Diageo plc - ADR	130,259
3,503	GlaxoSmithKline plc - ADR	124,251
991	GW Pharmaceuticals plc - ADR (a)	130,822
2,198	Unilever plc - ADR	121,637
4,090	Vodafone Group plc - ADR	130,471
		898,205
	TOTAL COMMON STOCKS (Cost $4,619,170)	4,839,793

		PREFERRED STOCKS - 2.5%
		Brazil - 2.5%
9,510		Itau Unibanco Holding SA		123,630
		TOTAL PREFERRED STOCKS (Cost $123,862)		123,630

		SHORT-TERM INVESTMENTS - 0.5%
26,043		Invesco Short-Term Investment Trust - Treasury Portfolio, Institutional Class, 1.17% *		26,043
		TOTAL SHORT-TERM INVESTMENTS (Cost $26,043)		26,043
		Total Investments (Cost $4,769,075) - 100.4%		4,989,466
		Liabilities in Excess of Other Assets - (0.4)%		(18,168)
		TOTAL NET ASSETS - 100.0%		$4,971,298

		Percentages are stated as a percent of net assets.

	(a)	Non-income producing security.
	ADR	American Depositary Receipt
	*	Rate shown is the annualized seven-day yield as of December 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

	The cost basis of investments for federal income tax purposes at December 31, 2017 is as follows+:
	Cost of investments		$4,769,075
	Gross unrealized appreciation		227,703
	Gross unrealized depreciation		(7,312)
	Net unrealized appreciation		$220,391

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at December 31, 2017 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2017:

	AlphaClone Alternative Alpha ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$25,523,216	$-	$-	$25,523,216
Short-Term Investments	134,705	-	-	134,705
Investments Purchased with Securities Lending Collateral	281,504	-	-	281,504
Total Investments in Securities	$25,939,425	$-	$-	$25,939,425
^See Schedule of Investments for breakout of investments by sector classification.
	AlphaClone International ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$4,839,793	$-	$-	$4,839,793
Preferred Stocks	123,630			123,630
Short-Term Investments	26,043	-	-	26,043
Total Investments in Securities	$4,989,466	$-	$-	$4,989,466
^See Schedule of Investments for country breakout.
Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2017, the Funds did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       ETF Series Solutions

By (Signature and Title)       /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date        2/26/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date        2/26/18

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date        2/26/18

* Print the name and title of each signing officer under his or her signature.